Note 4 - Acquisitions (Tables)	12 Months Ended
Jan. 31, 2014
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Impatex	Compudata	KSD	Total
Purchase price consideration:
Cash, less cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	8,175	18,143	32,419	58,737
Net working capital adjustments receivable	(182)	(79)	(2,874)	(3,135)
	7,993	18,064	29,545	55,602
Allocated to:
Current assets, excluding cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	526	1,775	4,301	6,602
Capital assets	109	24	67	200
Deferred income tax assets	11	-	863	874
Current liabilities	(275)	(923)	(3,941)	(5,139)
Deferred revenue	(441)	(22)	(3,004)	(3,467)
Deferred income tax liability	(1,140)	(2,924)	(6,757)	(10,821)
Debt	-	-	(894)	(894)
Other long term liabilities	-	-	-	-
Net tangible liabilities assumed	(1,210)	(2,070)	(9,365)	(12,645)

Finite life intangible assets acquired:
Customer agreements and relationships	2,495	11,910	17,500	31,905
Existing technology	3,207	-	8,300	11,507
Non-compete covenants	-	23	-	23
Trade names	-	-	-	-
Goodwill	3,501	8,201	13,110	24,812
	7,993	18,064	29,545	55,602
	Exentra	IES	Infodis	Total
Purchase price consideration:
Cash, less cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	16,559	33,909	3,687	54,155
Net working capital adjustments receivable	(27)	12	2	(13)
	16,532	33,921	3,689	54,142
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	883	767	831	2,481
Capital assets	116	-	194	310
Deferred income tax assets	-	-	22	22
Current liabilities	(1,008)	(184)	(386)	(1,578)
Deferred revenue	(26)	(901)	-	(927)
Deferred income tax liability	(3,112)	-	(565)	(3,677)
Debt	-	-	-	-
Other long term liabilities	-	-	-	-
Net tangible (liabilities) assets assumed	(3,147)	(318)	96	(3,369)
Finite life intangible assets acquired:
Customer agreements and relationships	2,621	6,941	834	10,396
Existing technology	10,827	15,236	1,420	27,483
Non-compete covenants	-	239	-	239
Trade names	-	-	-	-
Goodwill	6,231	11,823	1,339	19,393
	16,532	33,921	3,689	54,142
	GeoMicro	InterCommIT	Telargo	Total
Purchase price consideration:
Cash, less cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)	2,674	13,605	5,002	21,281
Net working capital adjustments receivable	(4)	(38)	(829)	(871)
	2,670	13,567	4,173	20,410
Allocated to:
Current assets	194	1,309	1,606	3,109
Capital assets	29	87	381	497
Deferred income tax assets	715	4	2,344	3,063
Current liabilities	(672)	(510)	(3,045)	(4,227)
Deferred revenue	(559)	(410)	(893)	(1,862)
Deferred income tax liability	(987)	(2,693)	(2,441)	(6,121)
Debt	-	-	-	-
Other long term liabilities	-	(229)	(4,277)	(4,506)
Net tangible liabilities assumed	(1,280)	(2,442)	(6,325)	(10,047)
Finite life intangible assets acquired:
Customer agreements and relationships	364	2,367	427	3,158
Existing technology	1,746	7,806	5,749	15,301
Non-compete covenants	90	193	-	283
Trade names	51	273	-	324
Goodwill	1,699	5,370	4,322	11,391
	2,670	13,567	4,173	20,410

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	Impatex	Compudata	KSD
Customer agreements and relationships (in years)	10	9	12
Non-compete covenants (in years)	N/A	3	N/A
Existing technology (in years)	8	N/A	8
Trade names (in years)	-	-	-
	Exentra	IES	Infodis
Customer agreements and relationships (in years)	12	10	6
Non-compete covenants (in years)	N/A	5	N/A
Existing technology (in years)	10	8	5
Trade names (in years)	-	-	-
	GeoMicro	InterCommIT	Telargo
Customer agreements and relationships (in years)	4	7	6
Non-compete covenants (in years)	5	7	6
Existing technology (in years)	4	5	n/a
Trade names (in years)	2	2	n/a

Business Acquisition, Pro Forma Information [Table Text Block]
Year Ended	January 31, 2014	January 31, 2013	January 31, 2012
Revenues	162,118	152,374	138,882
Net income	9,408	16,940	12,635
Earnings per share
Basic	0.15	0.27	0.20
Diluted	0.15	0.27	0.20